Consolidated Balance Sheets (Parenthetical)		Dec. 31, 2018 $ / shares shares	Dec. 31, 2017 ₪ / shares shares
Statement of financial position [abstract]
Ordinary shares, par value | (per share)
Ordinary shares, authorized		500,000,000	500,000,000
Ordinary shares, issued	[1]	130,414,799	120,185,659
Ordinary shares, outstanding	[1]	130,414,799	120,185,659
Treasury shares		2,641,693	2,641,693

[1]	Net of 2,641,693 treasury shares of the Company, held by the Company.